Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading wealth and asset management service provider with a focus on global wealth investment and asset allocation services for the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2018 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Noah Upright Fund Distribution Co., Ltd. (formerly known as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.)	November 18, 2003	PRC	100%
Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd)	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Corp.	April 18, 2008	PRC	100%
Noah Insurance (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2011	PRC	100%
Kunshan Noah Xingguang Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Gopher Capital GP Limited	May 11, 2012	Cayman	100%
Zigong Noah Financial Service Co., Ltd.	October 22, 2012	PRC	100%
Joy Bright Management Limited	June 11, 2013	BVI	100%
Noah Rongyitong (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%
Shanghai Noah Yijie Finance Technology Co., Ltd	March 17, 2014	PRC	54.93%
Noah Commercial Factoring Co., Ltd.	April 1, 2014	PRC	95%
Noah (Shanghai) Financial Leasing Co., Ltd	December 20, 2014	PRC	100%
Noah International (Hong Kong) Limited	January 7, 2015	Hong Kong	100%
Kunshan Noah Rongyao Investment Management Co., Ltd.	December 2, 2015	PRC	100%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.	December 14, 2015	PRC	100%
Gopher International Investment Management (Shanghai) Limited	November 14, 2016	PRC	100%
Noah Insurance Services LLC	February 10, 2017	US	100%
Wuhu Noah Financial Services Co., Ltd.	July 26, 2017	PRC	100%
Joy Triple Star Holdings Limited	January 12, 2018	BVI	100%
Joy Falcon Limited	March 29, 2018	BVI	100%

Noah Investment’s significant subsidiaries as of December 31, 2018 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Management Co., Ltd.	August 26, 2005	PRC	100%
Tianjin Gopher Asset Management Co., Ltd.	March 18, 2010	PRC	100%
Gopher Asset Management Co., Ltd.	February 9, 2012	PRC	100%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Shanghai Gopher Asset Management Co. Ltd.	December 14, 2012	PRC	100%
Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	April 10, 2013	PRC	100%

In March 2016, Shanghai Noah Financial Service Co., Ltd. (“Noah Financial Services”) acquired 100% equity interest of Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd. (“Noah Upright”) from Noah Investment at a premium. The premium was recorded as investment income of Noah Investment and eliminated in the Group’s consolidated financial statement. The transaction was recorded as equity transaction between entities under common control with no impact on the consolidated financial statements, other than the tax incurred on the premium recorded in income tax expense.